Related party transactions - Additional Information (Detail)																		1 Months Ended		12 Months Ended
	Jul. 21, 2025 USD ($)	Jul. 08, 2025	Jun. 26, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Jul. 15, 2024 USD ($)	Apr. 16, 2021 USD ($)	May 31, 2019 USD ($)	May 31, 2019 CAD ($)	Nov. 01, 2018 EUR (€)	Nov. 01, 2018 CAD ($)	Mar. 28, 2018 EUR (€)	Mar. 28, 2018 CAD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2017 CAD ($)	Jan. 01, 2016 EUR (€)	Jan. 01, 2016 CAD ($)	May 31, 2009 USD ($)	May 31, 2009 CAD ($)	Mar. 29, 2025 USD ($)	Mar. 29, 2025 EUR (€)	Mar. 29, 2025 CAD ($)	Mar. 30, 2024 USD ($)	Mar. 30, 2024 EUR (€)	Mar. 30, 2024 CAD ($)	Mar. 25, 2023 USD ($)	Mar. 25, 2023 EUR (€)	Mar. 25, 2023 CAD ($)	Mar. 29, 2025 CAD ($)	Mar. 30, 2024 CAD ($)
Related Party Transaction [Line Items]
Amount paid to related party										€ 40,000	$ 61,000					€ 140,000
Annual compensation														€ 250,000	$ 388,000
Mangrove Holding S A Shareholders [Member]
Related Party Transaction [Line Items]
Maturity date of utilization of financial support						Jul. 31, 2025
Amended Term Loan [Member]
Related Party Transaction [Line Items]
Line of credit facility, interest rate during period						15.00%
Mangrove Holding S A [Member]
Related Party Transaction [Line Items]
Maturity date of utilization of financial support						Jul. 31, 2025
Amount of financial support from debtors						$ 3,750,000
Amended Credit Facility And Amended Term Loan [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Current Borrowing Capacity						2,750,000
Amended Credit Facility And Amended Term Loan [Member] | Mangrove Holding S A Shareholders [Member]
Related Party Transaction [Line Items]
Line of credit facility, remaining borrowing capacity						$ 1,000,000
Line of credit facility, interest rate during period						15.00%
Line of Credit Facility, Current Borrowing Capacity						$ 2,750,000
RMBG Retail Vancouver ULC [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage							49.00%
Charges to the joint venture for retail support and administrative services																				$ 520,623			$ 612,500			$ 0
Contribution towards assets of the joint venture							$ 1,600,000
Accounts receivable and other receivables from related parties																				200,000			200,000
Proceeds from dividends received				$ 960,784	$ 1,380,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Credit Facility For Working Capital Requirement			$ 3,750,000
Subsequent Event [Member] | Mangrove Holding S A Shareholders [Member]
Related Party Transaction [Line Items]
Maturity date of utilization of financial support		Jul. 08, 2025
Subsequent Event [Member] | Shareholder [Member]
Related Party Transaction [Line Items]
Amount of financial support from debtors	$ 500,000
Subsequent Event [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Amount of financial support from debtors	800,000
Subsequent Event [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Amount of financial support from debtors	$ 200,000
Subsequent Event [Member] | Mangrove Holding S A [Member]
Related Party Transaction [Line Items]
Line of credit facility, interest rate during period	15.00%
Principal repayments	$ 0
Amount of financial support from debtors	1,500,000
Subsequent Event [Member] | Amended Credit Facility And Amended Term Loan [Member] | Mangrove Holding S A Shareholders [Member]
Related Party Transaction [Line Items]
Line of credit facility, interest rate during period			15.00%
Subsequent Event [Member] | Additional Term Loan Agreement [Member]
Related Party Transaction [Line Items]
Deferral of interest payments payable	1,500,000
Executive Chairman [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party costs																					€ 250,000	$ 374,000		€ 250,000	$ 366,000		€ 250,000	$ 344,000
Niccolo rossi Chairman of Executive [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses																				$ 260,000		$ 340,000
Minimum [Member] | Subsequent Event [Member] | Additional Term Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument, annual principal payment	3,750,000
Maximum [Member] | Subsequent Event [Member] | Additional Term Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument, annual principal payment	$ 813,227
Montrovest BV [Member]
Related Party Transaction [Line Items]
Cash received from related party																		$ 1,500,000	$ 2,200,000
Annual interest rate																				11.00%	11.00%	11.00%
Effective interest rate																				12.00%									12.00%
Montrovest BV [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Advances payable to related party																				$ 1,500,000			$ 1,500,000						$ 2,200,000	$ 2,000,000
Gestofi [Member]
Related Party Transaction [Line Items]
Amount paid to related party																	$ 202,000				€ 11,350	$ 17,000		28,000	41,000		0
Notice days for non renewal																60 days	60 days
Agreement additional renewal term																1 year	1 year
Regaluxe [Member]
Related Party Transaction [Line Items]
Agreement additional renewal term																				1 year	1 year	1 year
Regaluxe [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses								$ 130,000													€ 17,000	$ 26,000		17,000	25,000		24,000	35,000
Regaluxe [Member] | Maximum [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses									$ 170,000
Carlo coda [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses												€ 146,801	$ 222,000
Related party costs																					€ 37,000	$ 55,000		€ 149,000	$ 217,000		€ 149,000	$ 205,000